UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00749

STONEBRIDGE FUNDS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Richard C. Barrett, President 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	October 31

Date of reporting period:	May 1, 2008 - July 31, 2008

Item 1 – Schedule of Investments.

STATEMENT OF INVESTMENTS
STONEBRIDGE INSTITUTIONAL SMALL-CAP GROWTH FUND(1)	July 31, 2008
(Unaudited)

	Shares	Market Value

COMMON STOCKS (99.95%)
CONSUMER DISCRETIONARY - (10.88%)
Entertainment (5.72%)
DreamWorks Animation SKG, Inc.**	13,000	$386,100
Shuffle Master, Inc.**	110,000	531,300
		917,400
Lodging (2.93%)
Morgans Hotel Group Co.**	32,500	470,925

Media (2.23%)
Martha Stewart Living Omnimedia, Inc.**	49,000	357,210

TOTAL CONSUMER DISCRETIONARY		1,745,535

CONSUMER STAPLES - (3.14%)
Food (3.14%)
Smart Balance, Inc.**	68,000	503,200

TOTAL CONSUMER STAPLES		503,200

ENERGY - (5.76%)
Oil & Gas Producer (2.69%)
Gulfport Energy Corp.**	30,000	432,600

Oil & Gas Services (3.07%)
Dawson Geophysical Co.**	7,500	492,225

TOTAL ENERGY		924,825

FINANCIAL - (5.61%)
Banks (5.61%)
Boston Private Financial Holdings, Inc.	60,000	469,800
Pacific Capital Bancorp	33,000	431,310
		901,110
TOTAL FINANCIAL		901,110

HEALTHCARE - (36.34%)
Biotechnology (3.19%)
Vical, Inc.**	152,000	512,240

Healthcare-Products (12.32%)
Advanced Medical Optics, Inc.**	25,000	434,000
ArthroCare Corp.**	11,000	232,540
Given Imaging Ltd.**	53,000	773,800
PSS World Medical, Inc.**	32,000	536,320
		1,976,660
Healthcare-Services (3.20%)
athenahealth, Inc.**	17,000	513,400

Healthcare-Technology (4.74%)
Eclipsys Corp.**	34,500	760,725

Medical Device (2.93%)
Cynosure, Inc.**	19,000	469,680

Medical Equipment (4.25%)
TomoTherapy, Inc.**	70,000	682,500

Pharmaceutical (5.71%)
Medicis Pharmaceutical Corp.	21,500	394,740
Sciele Pharma, Inc.	28,000	522,200
		916,940
TOTAL HEALTHCARE		5,832,145

INDUSTRIAL - (12.92%)
Electrical Components & Equipment (3.00%)
Power-One, Inc.**	224,000	481,600

Electronics (4.05%)
American Science & Engineering, Inc.	11,500	649,980

Metal Fabrication & Hardware (2.77%)
Dynamic Materials Corp.	13,500	444,555

Miscellaneous Manufacturing (3.10%)
Barnes Group, Inc.	22,000	496,980

TOTAL INDUSTRIAL		2,073,115

TECHNOLOGY - (25.30%)
Electronics (2.03%)
Jabil Circuit, Inc.	20,000	325,200

Machinery-Diversified (2.52%)
Intermec, Inc.**	21,500	404,630

Semiconductors (6.65%)
LanOptics Ltd.**	34,000	612,340
Veeco Instruments, Inc.**	28,000	455,840
		1,068,180
Software (5.59%)
Nuance Communications, Inc.**	30,000	465,600
THQ, Inc.**	28,500	432,630
		898,230
Software Services (5.77%)
Kenexa Corp.**	25,000	467,250
Website Pros, Inc.**	69,000	458,850
		926,100
Telecommunications (2.74%)
NeuStar, Inc.**	21,000	440,580

TOTAL TECHNOLOGY		4,062,920

TOTAL COMMON STOCKS (Cost $18,414,057)		16,042,850

MUTUAL FUNDS (2.47%)
Fifth Third U.S.Treasury Money Market Fund (1.85% 7 day yield)	396,687	396,687

TOTAL MUTUAL FUNDS (Cost $396,687)		396,687

TOTAL INVESTMENTS (102.42%) (Cost $18,810,744)		$16,439,537
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.42%)		(388,945)
NET ASSETS (100.00%)		$16,050,592

(1) Formerly named Stonebridge Small-Cap Growth - Institutional Fund.

** Non Income Producing Security.

See Notes to Quarterly Statement of Investments.

STATEMENT OF INVESTMENTS
STONEBRIDGE SMALL-CAP GROWTH FUND	July 31, 2008
(Unaudited)

	Shares	Market Value

COMMON STOCKS (100.21%)
CONSUMER DISCRETIONARY - (10.85%)
Entertainment (5.67%)
DreamWorks Animation SKG, Inc.**	5,000	$148,500
Shuffle Master, Inc.**	45,000	217,350
		365,850
Lodging (2.92%)
Morgans Hotel Group Co.**	13,000	188,370

Media (2.26%)
Martha Stewart Living Omnimedia, Inc.**	20,000	145,800

TOTAL CONSUMER DISCRETIONARY		700,020

CONSUMER STAPLES - (3.21%)
Food (3.21%)
Smart Balance, Inc.**	28,000	207,200

TOTAL CONSUMER STAPLES		207,200

ENERGY - (5.73%)
Oil & Gas Producer (2.68%)
Gulfport Energy Corp.**	12,000	173,040

Oil & Gas Services (3.05%)
Dawson Geophysical Co.**	3,000	196,890

TOTAL ENERGY		369,930

FINANCIAL - (5.67%)
Banks (5.67%)
Boston Private Financial Holdings, Inc.	25,000	195,750
Pacific Capital Bancorp	13,000	169,910
		365,660
TOTAL FINANCIAL		365,660

HEALTHCARE - (36.39%)
Biotechnology (3.24%)
Vical, Inc.**	62,000	208,940

Healthcare-Products (12.29%)
Advanced Medical Optics, Inc.**	10,000	173,600
ArthroCare Corp.**	4,500	95,130
Given Imaging Ltd. **	21,000	306,600
PSS World Medical, Inc.**	13,000	217,880
		793,210
Healthcare-Services (3.18%)
athenahealth, Inc.**	6,800	205,360

Healthcare-Technology (4.79%)
Eclipsys Corp.**	14,000	308,700

Medical Device (3.06%)
Cynosure, Inc.**	8,000	197,760

Medical Equipment (4.23%)
TomoTherapy, Inc.**	28,000	273,000

Pharmaceutical (5.60%)
Medicis Pharmaceutical Corp.	8,500	156,060
Sciele Pharma, Inc.	11,000	205,150
		361,210
TOTAL HEALTHCARE		2,348,180

INDUSTRIAL - (12.90%)
Electrical Components & Equipment (3.00%)
Power-One, Inc.**	90,000	193,500

Electronics (3.94%)
American Science & Engineering, Inc.	4,500	254,340

Metal Fabrication & Hardware (2.81%)
Dynamic Materials Corp.	5,500	181,115

Miscellaneous Manufacturing (3.15%)
Barnes Group, Inc.	9,000	203,310

TOTAL INDUSTRIAL		832,265

TECHNOLOGY - (25.46%)
Electronics (2.02%)
Jabil Circuit, Inc.	8,000	130,080

Machinery-Diversified (2.63%)
Intermec, Inc.**	9,000	169,380

Semiconductors (6.68%)
LanOptics Ltd.**	14,000	252,140
Veeco Instruments, Inc.**	11,000	179,080
		431,220
Software (5.59%)
Nuance Communications, Inc.**	12,000	186,240
THQ, Inc.**	11,500	174,570
		360,810
Software Services (5.78%)
Kenexa Corp.**	10,000	186,900
Website Pros, Inc.**	28,000	186,200
		373,100
Telecommunications (2.76%)
NeuStar, Inc.**	8,500	178,330

TOTAL TECHNOLOGY		1,642,920

TOTAL COMMON STOCKS (Cost $7,180,413)		6,466,175

MUTUAL FUNDS (3.09%)
Fifth Third U.S.Treasury Money Market Fund (1.85% 7 day yield)	199,077	199,077

TOTAL MUTUAL FUNDS (Cost $199,077)		199,077

TOTAL INVESTMENTS (103.30%) (Cost $7,379,490)		$6,665,252
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.30%)		(212,589)
NET ASSETS (100.00%)		$6,452,663

** Non Income Producing Security.

See Notes to Quarterly Statement of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

JULY 31, 2008

1. ORGANIZATION:

Organization and Nature of Operations — Stonebridge Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Small-Cap Growth - Institutional Fund (formerly the Stonebridge Growth Fund) and the Stonebridge Small-Cap Growth Fund, each referred to as a “Series” or a “Fund” of the Trust. Stonebridge Institutional Small-Cap Growth Fund, also referred to as the Institutional Fund, and the Stonebridge Small-Cap Growth Fund, also referred to as the Small-Cap Fund, seek long-term growth of capital, with the production of short-term income as a secondary objective, through investing primarily in common stocks which appear to have good prospects for superior earnings growth, and investing at least 80% of the Fund’s assets in companies with smaller market capitalizations (defined as companies with market capitalizations at the time of purchase in the range of $100 million to $3 billion).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates — The preparation of each Series’ financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuation — Investment securities listed or traded on a registered securities exchange are valued at the last sales price on the date of valuation. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value. Other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Fair value Committee using methods approved by the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates NAV, the Fair Value Committee will determine the security’s fair value. In making a good faith determination of the value of the security, the Committee will consider factors such as the fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant factors.

3.  UNREALIZED APPRECIATION AND DEPRECIAITION ON INVESTMENTS

Stonebridge Institutional Small-Cap Growth Fund

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	622,429
Gross depreciation (excess of tax cost over value)	(2,993,636)
Net unrealized appreciation/(depreciation)	(2,371,207)
Cost of investments for income tax purposes	18,810,744

Stonebridge Small-Cap Growth Fund

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	365,293
Gross depreciation (excess of tax cost over value)	(1,079,531)
Net unrealized appreciation/(depreciation)	(714,238)
Cost of investments for income tax purposes	7,379,490

4. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained. Management of the Trust is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements, if any.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management of the Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

Item 2 - Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive
Officer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive
Officer

Date:	September 29, 2008

By:	/s/ Debra L. Newman
Debra L. Newman
Treasurer, Principal Financial
Officer

Date:	September 29, 2008

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